Financial assets at amortised cost - Loans and advances to customers (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Allowance for impairment losses	£ (3,511)	£ (3,362)
Total loans and advances to customers	495,138	484,858
Stage 1
Disclosure of financial assets [line items]
Allowance for impairment losses	(713)	(650)
Stage 2
Disclosure of financial assets [line items]
Allowance for impairment losses	(1,032)	(1,058)
Stage 3
Disclosure of financial assets [line items]
Allowance for impairment losses	(1,585)	(1,576)
Purchased Or Originated Credit Impairment [Member]
Disclosure of financial assets [line items]
Allowance for impairment losses	(181)	(78)
Loans and advances to customers [Member]
Disclosure of financial assets [line items]
Balance	488,008	464,239
Exchange and other adjustments	264	990
Additions (repayments)	11,019	28,072
Recoveries	229	580
Disposal of businesses		(4,297)
Financial assets that have been written off	(1,069)	(1,576)
Balance	498,451	488,008
Allowance for impairment losses	(3,313)	(3,150)
Total loans and advances to customers	495,138	484,858
Loans and advances to customers [Member] | Stage 1
Disclosure of financial assets [line items]
Balance	441,531	403,881
Exchange and other adjustments	24	958
Additions (repayments)	14,982	34,942
Transfer	(8,291)	1,750
Balance	448,246	441,531
Allowance for impairment losses	(621)	(525)
Total loans and advances to customers	447,625	441,006
Loans and advances to customers [Member] | Stage 2
Disclosure of financial assets [line items]
Balance	25,345	37,245
Exchange and other adjustments	(114)	32
Additions (repayments)	(2,815)	(2,187)
Transfer	6,755	(5,725)
Disposal of businesses		(4,020)
Balance	29,171	25,345
Allowance for impairment losses	(953)	(994)
Total loans and advances to customers	28,218	24,351
Loans and advances to customers [Member] | Stage 3
Disclosure of financial assets [line items]
Balance	5,741	5,140
Exchange and other adjustments	160
Additions (repayments)	(149)	(2,074)
Transfer	1,536	3,975
Recoveries	201	553
Disposal of businesses		(277)
Financial assets that have been written off	(1,069)	(1,576)
Balance	6,420	5,741
Allowance for impairment losses	(1,558)	(1,553)
Total loans and advances to customers	4,862	4,188
Loans and advances to customers [Member] | Purchased Or Originated Credit Impairment [Member]
Disclosure of financial assets [line items]
Balance	15,391	17,973
Exchange and other adjustments	194
Additions (repayments)	(999)	(2,609)
Recoveries	28	27
Balance	14,614	15,391
Allowance for impairment losses	(181)	(78)
Total loans and advances to customers	14,433	15,313
Loans and advances to customers [Member] | Stage 1 | Stage 1
Disclosure of financial assets [line items]
Transfer	5,432	19,524
Loans and advances to customers [Member] | Stage 1 | Stage 2
Disclosure of financial assets [line items]
Transfer	(5,417)	(19,501)
Loans and advances to customers [Member] | Stage 1 | Stage 3
Disclosure of financial assets [line items]
Transfer	(15)	(23)
Loans and advances to customers [Member] | Stage 2 | Stage 1
Disclosure of financial assets [line items]
Transfer	(12,982)	(15,743)
Loans and advances to customers [Member] | Stage 2 | Stage 2
Disclosure of financial assets [line items]
Transfer	13,241	15,996
Loans and advances to customers [Member] | Stage 2 | Stage 3
Disclosure of financial assets [line items]
Transfer	(259)	(253)
Loans and advances to customers [Member] | Stage 3 | Stage 1
Disclosure of financial assets [line items]
Transfer	(741)	(2,031)
Loans and advances to customers [Member] | Stage 3 | Stage 2
Disclosure of financial assets [line items]
Transfer	(1,069)	(2,220)
Loans and advances to customers [Member] | Stage 3 | Stage 3
Disclosure of financial assets [line items]
Transfer	£ 1,810	£ 4,251